Share-based payment	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share-based payment

24.    Share-based payment

Accounting policy

The fair value of share-based payment benefits at the grant date is recognized as employee benefit expense with a corresponding increase in shareholders’ equity for the period in which employees unconditionally acquire the right to benefits.

The amount recognized as an expense is adjusted to reflect the number of shares for which there is an expectation that the conditions of service and non-market acquisition conditions will be met in such a way that the amount finally recognized as an expense is based on the number of actions that actually meet the conditions of the service and non-market acquisition conditions on the date the vesting date is acquired. For non-vesting share-based payment benefits, the fair value on the grant date of the share-based payment is measured to reflect such conditions and there is no change to the difference between expected and actual benefits.

The plans have been administered by the Board of Directors, at its option, by a Committee, within the limits established in the guidelines for the preparation and structuring of each plan and in the applicable legislation. Description of share-based payment arrangements follow:

a)    Employee share scheme (Share-based compensation plan)

A scheme under which share may be issued by the Company to employees for no cash consideration was approved by shareholders at the 2016 annual general meeting.

Under the scheme, eligible employees may be granted common shares annually for no cash consideration. The number of shares issued to plan participants is the offer amount divided by the weighted average price at which the Company’s shares are traded on the Stock Exchange. The shares are recognized at the closing share price on the grant date (grant date fair value) as an issue of treasury shares and as part of employee benefit costs in the period the shares are granted.

For equity-settled share-based compensation, expense is based on the grant date of fair value of the awards expected to vest over the vesting period. For awards with graded vesting, the fair value of each tranche is recognized over the respective vesting period. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of the revisions in the statement of profit or loss.

The Black-Scholes methodology was used to calculate the fair value under the terms of the Stock-Based Compensation Plan.

b)    Cash-Settled transactions

The Company has phantom stock plan that provides for the granting of stock appreciation rights (“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company’s common shares less the grant prince. Compensation expense is recognized based on the fair value, measured according to the market-to-market of the Cosan S.A.’s shares. Any changes in the liability are recognized in profit or loss.

c)    Equity-settled transactions

The cost of equity-settled transactions with employees is measured by reference to fair value of the equity instruments on the date on which they are granted and is recognized as an expense over the vesting period, which ends on the date on which the employees become fully entitled to the award. A corresponding credit is recognized within equity. In valuing equity-settled transactions, no account is taken of any vesting conditions, other than conditions linked to the price of the shares of the company (market conditions). Non-vesting conditions, such as the condition that employees contribute to a savings-related plan, are taken into account in the grant-date fair value, a failure to meet a non-vesting condition, where this within the control of the employee is treated as a cancellation and any remaining unrecognized cost is expensed. The Black-Scholes model was developed for use in estimating the fair value of traded options that have on vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility, expected life of the stock option or stock grant and yield. The last two years of historical data shares value of the Company and subsidiaries have been considered in setting the assumptions.

Expected volatility has been based on an evaluation of the historical volatility the Company’s share price, particularly over the historical period commensurate with the expected term. The expected term of the instruments has been based on historical experience and general option holder behavior.

For other equity-settled share-based payment transactions, the goods or services received and the corresponding increase inequity are measured at the fair value of the goods or services received unless their fair value cannot reliably estimate. If the fair value of the goods and services received cannot be reliably estimated, the transaction is measured by reference to the fair value of the equity instruments granted.

The Company and its subsidiaries have Share-Based Compensation Plans that are settled in cash or equity. For the year ended December 31, 2021, the Group has the following share-based payment arrangements:

Plans granted in 2021

Share-based payment plan (Equity-settled)

On December 31, 2021, the Company established the following share-based payment arrangements:

Program	Vesting conditions
Cosan - Investe I	3 years of service from the grant date and achievement of specific metrics that can vary between 0% and 200% (to calculate the fair value, the achievement of 100% was considered). Performance shares will have a specific weight, according to the target established by the Board of Directors.
Cosan - Investe II	4 years of service from the grant date and achievement of specific metrics that can vary between 0% and 150% (to calculate the fair value, the achievement of 100% was considered). Performance shares will have a specific weight, according to the target established by the Board of Directors.
Cosan - Investe III	5 years of service from the grant date with restricted shares and additional restricted shares being delivered. The restricted shares being equivalent to 25% of the participant's Long-Term Incentive Program and the additional restricted shares transferred as a result of the Company's Matching.
Rumo –Special Program 2021	5 years of service from the grant date and achievement of specific metrics.
Rumo - Program 2021	3 years of service from the grant date and achievement of specific metrics that can vary between 0% and 150% (to calculate the fair value, the achievement of 100% was considered).

In these programs, executives are entitled to shares with consideration of R$0.01 by executives, in which the concession is conditioned to the fulfillment of certain conditions of acquisition rights. The holders of such shares have the same rights as the holders of shares not subject to a vesting condition (e.g. dividends).

Share-based payment plan (Cash-settled)

The subsidiary Compass has awarded a phantom share plan that provides for the granting of share appreciation rights (“SARs”) and other cash-based awards to certain employees. SARs provide the opportunity to receive a cash payment equal to the fair market value of the Company's common shares, less the grant price.

The subsidiary Moove granted a Long-Term Incentive Plan (LTIP): “Moove Phantom Shares”. It is a phantom share plan, in which a specific number of units referenced to a theoretical price of shares calculated based on the Group’s EBITDA of each year, is granted nominally to beneficiaries. The units will be paid in cash, upon fulfilment of the contractual conditions and 5 years of vesting period. Payments happen at the end of each cycle (5 years after grant date), based on the referenced converted value of the share at that time

The payment forecast is being provisioned monthly based on EBITDA projections that are reviewed each quarter

The following share-based payment arrangements:

Type of award / Grant date	Company	Expected life (years)	Shares granted	Exercised / canceled / transferred	Available
Share-based payment plan
April 27, 2017	Cosan S.A.	5	1,096,000	(954,028)	141,972
July 31, 2017	Cosan S.A.	5	1,192,428	(396,848)	795,580
July 31, 2018	Cosan S.A.	5	842,408	(107,576)	734,832
July 31, 2019	Cosan S.A.	5	229,020	(20,080)	208,940
July 31, 2020	Cosan S.A.	5	68,972	(6,704)	62,268
July 31, 2021 - Invest I	Cosan S.A.	3	424,839	—	424,839
September 10, 2021 - Invest II	Cosan S.A.	4	5,283,275	(660,410)	4,622,865
October 11, 2021 - Invest III	Cosan S.A.	5	809,944	—	809,944
			9,946,886	(2,145,646)	7,801,240

April 20, 2017	Comgás	5	61,300	(61,300)	—
August 12, 2017	Comgás	5	97,780	(97,780)	—
August 1, 2018	Comgás	5	96,787	(17,761)	79,026
July 31, 2019	Comgás	5	83,683	(14,794)	68,889
February 1, 2020	Compass Gás e Energia	5	1,858,969	(1,858,969)	—
			2,198,519	(2,050,604)	147,915

January 2, 2017	Rumo	5	1,476,000	(1,476,000)	—
September 1, 2017	Rumo	5	870,900	(255,250)	615,650
August 1, 2018	Rumo	5	1,149,544	(308,417)	841,127
August 15, 2019	Rumo	5	843,152	(147,214)	695,938
November 11, 2020	Rumo	5	776,142	(115,303)	660,839
May 05, 2021	Rumo	5	1,481,000	(414,702)	1,066,298
September 15, 2021	Rumo	3	1,560,393	(8,422)	1,551,971
			8,157,131	(2,725,308)	5,431,823

Share-based payment
plan
August 18, 2011	Cosan S.A.	1 to 12	6,006,504	(6,006,504)	—
August 31, 2015	Cosan S.A.	5 to 7	463,906	(463,906)	—
			6,470,410	(6,470,410)	—
Cash-settled transactions
July 31, 2019	Moove	5	132,670	—	132,670
July 31, 2020	Moove	5	106,952	—	106,952
July 31, 2021	Moove	3	80,729	—	80,729
August 1st, 2021	Compass Gás e Energia	2	26,625	—	26,625
August 1st, 2021	Compass Comercialização	2	31,535	—	31,535
August 1st, 2021	Compass Gás e Energia	3	152,770	—	152,770
August 1st, 2021	TRSP	3	33,634	—	33,634
November 1st, 2021	Comgás	3	172,251	—	172,251
November 1st, 2021	Compass Gás e Energia	3	1,474,367	—	1,474,367
			2,211,533	—	2,211,533

Total			28,984,479	(13,391,968)	15,592,511

Measurement of fair values

The weighted average fair value of the programs granted during the financial years ended December 31, 2021 and 2020 and the principal assumptions used in applying the Black-Scholes model were as follows:

	Stock grant programs
	Cosan S.A.		Rumo S.A.		Comgás		Compass Gás e Energia
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Key assumptions
Share price at grant date	23.20	83.73	18.20	20.01	78.58	—	27.27	13.58
Risk-free interest rate	6.82%	6.94%	6.94%	6.94%	6.82%	6.94%	N.A.	N.A.
Volatility factor	36.50%	36.50%	26.51%	36.50%	32.81%	32.81%	N.A.	N.A.

Reconciliation of outstanding share options

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

At January 1, 2020(i)	11,478,287
Granted(i)	3,131,000
Vested(i)	(3,875,167)
Canceled(i)	(197,330)
At December 31, 2020(i)	10,536,790
Granted	11,531,359
Vested	(6,200,231)
Canceled	(275,407)
At December 31, 2021	15,592,511

(i)     On May 6, 2021, the Company split the issued shares, in the proportion of 1:4, without changing the share capital. The split of shares was approved at the Annual and Extraordinary General Meeting on April 30, 2021.

Expense recognized in profit or loss

Share-based compensation expense included in the statement of profit and loss for the years ended December 31, 2021, 2020 and 2019 was R$84,052, R$293,011 and R$96,212, respectively.